CAPITAL AND FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Changes in liabilities arising from financing activities
Beginning balance	$ 2,004,634
Changes from Financing Cash Flows	(750,863)
Foreign Exchange	1,271
Other	27,140
Ending balance	1,282,182
Long-term debt
Changes in liabilities arising from financing activities
Beginning balance	1,843,086
Changes from Financing Cash Flows	(703,544)
Other	3,414
Ending balance	1,142,956
Lease obligations
Changes in liabilities arising from financing activities
Beginning balance	161,548
Changes from Financing Cash Flows	(47,319)
Foreign Exchange	1,271
Other	23,726
Ending balance	$ 139,226